Note 10 - Segment Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

10. SEGMENT INFORMATION

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision-maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company has one operating segment which develops high-performance MMIC products for wireless connectivity. The Company’s Chief Executive Officer, Ryan Pratt, is the Chief Decision Maker and reviews financial information presented on a consolidated basis for purposes of making operating decisions and assessing financial performance. The Company does not assess the performance of its individual product lines on measures of profit or loss, or asset-based metrics.

The table below presents the Company’s consolidated operating results including significant segment expenses for the years ended December 31, 2024 and 2023:

	For the Year Ended
	December 31,
	2024	2023

Revenues	$20,115,900	$15,078,316
Less:
Direct materials	5,067,217	4,334,226
Other direct product costs (a)	2,234,975	2,139,251
Gross Profit	12,813,708	8,604,839
Operating Expenses:
Research and development	9,707,128	10,282,635
Sales and marketing	6,251,254	5,677,141
General and administrative	5,618,389	5,569,654
Total operating expenses	21,576,771	21,529,430

Segment Operating Loss	(8,763,063)	(12,924,591)

Total Other Expense	(1,989,975)	(3,041,703)
Net Loss	$(10,753,038)	$(15,966,294)

(a)	Includes shipping costs, intangible amortization and overhead.